Finance receivables - Additional Information (Detail) (Wholesale and other dealer loans, Financing receivable)	Mar. 31, 2014	Mar. 31, 2013
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	57.10%	57.60%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	10.80%	10.00%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	8.90%	9.90%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	11.40%	9.50%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	11.80%	13.00%